OTHER RECEIVABLES, NET	12 Months Ended
Jun. 30, 2019
OTHER RECEIVABLES, NET
OTHER RECEIVABLES, NET

NOTE 6. OTHER RECEIVABLES, NET

Other receivables, net consisted of the following:

	June 30,	June 30,	June 30,
Third Party	2018	2019	2019
Current Portion	RMB	RMB	U.S. Dollars
Business advances to officers and staffs (A)	1,787,866	1,013,971	147,663
Deposits for projects	1,645,620	1,400,892	204,009
VAT recoverable	1,438,949	3,803,556	553,905
Others	1,390,448	1,348,913	196,440
	6,262,883	7,567,332	1,102,017
Less: Long term portion (B)	—	(440,015)	(64,079)
Allowance for doubtful accounts	(901,930)	(1,461,724)	(212,868)
Other receivable - current portion	¥5,360,953	¥5,665,593	$825,070

Provision for doubtful accounts of other receivables was ¥247,612,  ¥109,302 and ¥259,766 ($37,829) for the years ended June 30, 2017, 2018 and 2019, respectively.

(A)

Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance.

(B)	Long-term portion are mainly tender deposits for large-scale projects or rental contracts. These funds may not be collected back until projects are finished or contracts are completed.

Movement of allowance for doubtful accounts is as follows:

	June 30,	June 30,	June 30,
	2018	2019	2019
	RMB	RMB	U.S. Dollars
Beginning balance	¥1,505,419	¥901,930	$131,346
Charge to expense	109,302	259,766	37,829
Add: reversal of (less: write-off) bad debt allowance	(712,791)	300,028	43,693
Ending balance	¥901,930	¥1,461,724	$212,868